Stock Option Plans - Summary of Total Stock-based Compensation Expense (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 98,000	$ 165,000	$ 160,000	$ 436,000	$ 325,000	$ 954,000		$ 607,000		$ 1,490,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							$ 1,958,663		$ 478,890
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	61,000	141,000	91,000	302,000	232,000	680,000		420,000		1,039,000
General and Administrative Expense [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							843,111		300,986
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 37,000	$ 24,000	$ 69,000	$ 134,000	$ 93,000	$ 274,000		$ 187,000		$ 451,000
Research and Development Expense [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							$ 1,115,552		$ 177,904